Offerings	Nov. 06, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Senior Notes Due 2031
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99957
Maximum Aggregate Offering Price	$ 999,570,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,962.59
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,997,240,000 (comprised of $999,570,000 of the Senior Notes Due 2031 and $997,670,000 of the Senior Notes Due 2036).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% Senior Notes Due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99767
Maximum Aggregate Offering Price	$ 997,670,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 86,797.29
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,997,240,000 (comprised of $999,570,000 of the Senior Notes Due 2031 and $997,670,000 of the Senior Notes Due 2036).